Putnam Investments
One Post Office Square
Boston, MA 02109
May 23, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-1090

RE:	Putnam PanAgora Managed Futures Fund, Putnam PanAgora Market Neutral Fund and Putnam PanAgora
Risk Parity Fund, series of Putnam Investment Funds (the “Trust”) (Reg. No. 33-56339) (811-07237)
Post-Effective Amendment No. 179 and Amendment No. 177 to the Trust’s Registration Statement on
Form N-1A

Ladies and Gentlemen:

On behalf of the Trust, we are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission.

The Amendment is being filed for the purpose of registering shares of the Trust’s new series designated Putnam PanAgora Managed Futures Fund, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund. The other series of the Trust are offered through separate prospectuses and statements of additional information, and no information contained in this Amendment is intended to amend or supersede any prior filing relating to any other series of the Trust.

Pursuant to the provisions of Rule 485(a)(2) under the 1933 Act, it is intended that this Amendment become effective seventy-five days after filing.

Any comments or questions on this filing may be directed to the undersigned at 617-760-2577.

Very truly yours,

/s/ Venice Monagan

Venice Monagan
Associate Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP